Share capital - Common shares (Details) - USD ($)		1 Months Ended			6 Months Ended
	Aug. 28, 2024	Sep. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	Sep. 30, 2024
Share capital
Opening balance as at beginning (in shares)					178,542
Opening balance as at beginning					$ (10,972,540)
Issuance of shares for ELOC (in shares)	2,328	187,600	187,600
Issuance of shares for warrant exchange (in shares)				8,800
Issuance of shares for warrant exchange					192,060
Issuance of shares for promissory notes					$ 530,692
Balance at end (in shares)		605,789	605,789		605,789
Balance at end		$ (1,255,106)	$ (1,255,106)		$ (1,255,106)
Share Capital
Share capital
Opening balance as at beginning (in shares)					178,542
Opening balance as at beginning					$ 46,125,397
Issuance of shares for convertible note (in shares)					153,093
Issuance of shares for convertible note					$ 4,129,524
Issuance of shares for ELOC (in shares)					189,928
Shares issued for ELOC					$ 1,999,777
Issuance of shares for warrant exchange (in shares)					8,800
Issuance of shares for warrant exchange					$ 192,060
Shares issued to third party advisors (in shares)					4,667
Shares issued to third party advisors					$ 241,379
Issuance of shares for promissory notes (in shares)					70,759
Issuance of shares for promissory notes					$ 530,692
Share issuance costs					$ (278,141)
Balance at end (in shares)		605,789	605,789		605,789
Balance at end		$ 52,940,688	$ 52,940,688		$ 52,940,688